Summary of Significant Accounting Policies - Private Placement Warrants (Details) - Private Placement Warrants - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 10.1	$ 0.0
Addition of private placement warrants		13.0
Change in fair value	(2.2)	(2.9)
Ending balance	$ 7.9	$ 10.1